Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities
Other tax payables (Note 1)	$ 28,957	$ 68,140
Accruals for user incentive programs	140,806	426,366
Accrued expenses (Note 2)	643,389	1,195,426
Accrued loss contingencies relating litigation and asserted claims	258,619	244,540
Others	124,563	265,279
Total	1,196,334	2,199,751
Value-added tax payable	$ 10,000.00	$ 40,000.00